STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares		12 Months Ended
	Dec. 15, 2020	Dec. 31, 2020
Sale of Units (in shares)		275,000
Initial Public Offering
Sale of Units (in shares)	11,500,000	11,500,000
Private Placement
Sale of Units (in shares)		275,000